Potentially Dilutive Securities (Detail) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Warrants to purchase common stock
Potentially Dilutive Securities Included in Computation of Earnings Per Share [Line Items]
Purchase common stock	4,455,231	4,455,231